SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS	12 Months Ended
Mar. 31, 2021
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

6.SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

The preparation of the Consolidated Financial Statements requires the use of estimates and assumptions to be made in applying the accounting policies that affect the reported amounts of assets, liabilities, income and expenses. The estimates and related assumptions are based on previous experience and other factors considered reasonable under the circumstances, the results of which form the basis for making the assumptions about carrying values of assets and liabilities that are not readily apparent from other sources.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised. Judgments made by management in the application of IFRS that have a significant impact on the Consolidated Financial Statements relate to the following:

Allowance for doubtful accounts

The measurement of the expected credit loss allowance for accounts receivable requires the use of management’s judgment in estimation techniques, building models, selecting key inputs and making significant assumptions about future economic conditions and credit behaviour of the customers, including the likelihood of customers defaulting and the resulting losses. The Company’s current significant estimates include the historical collection rates as a percentage of revenue and the use of the Company’s historical rates of recovery across aging buckets and the consideration of forward-looking information. All of these inputs are sensitive to the number of months or years of history included in the analysis, which is a key input and judgment made by management.

COVID‑19 impact

As a result of the continued coronavirus disease (“COVID-19”) pandemic, we have reviewed the estimates, judgments and assumptions used in the preparation of the Consolidated Financial Statements and determined that no significant revisions to such estimates, judgments or assumptions were required for the year ended March 31, 2021.

Deferred income taxes

Significant management judgment is required to determine the amount of deferred income tax assets and liabilities that can be recognized, based upon the likely timing and the level of future taxable income realized, including the usage of tax-planning strategies. Determining the tax treatment on certain transactions also involves management’s judgment.

Fair value of financial instruments

Where the fair values of financial assets and financial liabilities recorded in the Consolidated Statements of Financial Position cannot be derived from active markets, they are determined using valuation techniques including discounted cash flow models or transacted/quoted prices of identical assets that are not active. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgment is required in establishing fair values. The judgment includes consideration of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments. Refer to Note 12 for further details about the assumptions as well as a sensitivity analysis.

Impairment of non-financial assets

Just Energy’s impairment test is based on the estimated value-in-use and uses a discounted cash flow approach model. Management is required to exercise judgment in identifying the CGUs in which to allocate goodwill, working capital and related assets and liabilities. Judgement is applied in the determination of perspective financial information that includes the weighted cost of capital, forecasted growth rates, and expected margin. Refer to Note 11 for further information.